Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
United States Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Principal Amount	$ 90,000
Fair Value /Carrying Amount of Assets (Liability)	$ (5,748)
Weighted- Average Remaining Term (Years)	1 year 8 months 12 days
Fixed Interest Rate (%)	490.00%
United States Dollar-denominated interest rate swaps 2 | LIBOR
Derivative [Line Items]
Principal Amount	$ 100,000
Fair Value /Carrying Amount of Assets (Liability)	$ (1,145)
Weighted- Average Remaining Term (Years)	0 days
Fixed Interest Rate (%)	530.00%
United States Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Principal Amount	$ 156,250
Fair Value /Carrying Amount of Assets (Liability)	$ (26,765)
Weighted- Average Remaining Term (Years)	12 years
Fixed Interest Rate (%)	520.00%
United States Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Principal Amount	$ 53,557
Fair Value /Carrying Amount of Assets (Liability)	$ (1,494)
Weighted- Average Remaining Term (Years)	4 years 7 months 6 days
Fixed Interest Rate (%)	280.00%
United States Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Principal Amount	$ 320,000
Fair Value /Carrying Amount of Assets (Liability)	$ (17,079)
Weighted- Average Remaining Term (Years)	1 year
Fixed Interest Rate (%)	340.00%
United States Dollar-denominated interest rate swaps 6 | LIBOR
Derivative [Line Items]
Principal Amount	$ 108,333
Fair Value /Carrying Amount of Assets (Liability)	$ (665)
Weighted- Average Remaining Term (Years)	2 years
Fixed Interest Rate (%)	170.00%
United States Dollar-denominated interest rate swaps 7 | LIBOR
Derivative [Line Items]
Principal Amount	$ 197,629
Fair Value / Carrying Amount of Assets (Liability)	$ 590
Weighted- Average Remaining Term (Years)	9 years 2 months 12 days
Fixed Interest Rate (%)	230.00%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount	$ 219,733
Fair Value /Carrying Amount of Assets (Liability)	$ (34,295)
Weighted- Average Remaining Term (Years)	4 years
Fixed Interest Rate (%)	310.00%
Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreements – liabilities	$ (86,601)